Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Line Items]
Other income	$ 1,194,039	$ 657,926	$ 187,063
Extinguishment of debt liabilities [Member]
Schedule of Other Income [Line Items]
Other income	608,542
Loss claim income [Member]
Schedule of Other Income [Line Items]
Other income	225,376	197,712	13,754
Traffic penalty claim income [Member]
Schedule of Other Income [Line Items]
Other income	149,909	92,387
Incentive income [Member]
Schedule of Other Income [Line Items]
Other income	55,484	136,711	50,115
Other [Member]
Schedule of Other Income [Line Items]
Other income	$ 154,728	$ 231,116	$ 123,194